Securities (Tables)	12 Months Ended
Dec. 31, 2017
Securities [Abstract]
Securities Available for Sale

The amortized cost and fair value of securities as of December 31, 2017 and 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

(Dollars in thousands)	December 31, 2017
			Gross	Gross
Securities Available for Sale	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
Within one year	$6,000	$5,969	$-	$(31)
After one year but within five years	15,000	14,689	-	(311)
After five years but within ten years	13,998	13,556	-	(442)
	34,998	34,214	-	(784)
Obligations of state and political subdivisions
Within one year	2,521	2,516	-	(5)
After one year but within five years	13,959	13,955	50	(54)
After five years but within ten years	8,611	8,510	18	(119)
	25,091	24,981	68	(178)
Mortgage-backed securities	94,945	93,510	38	(1,473)
Equity securities	922	1,119	197	-
Total	$155,956	$153,824	$303	$(2,435)

(Dollars in thousands)	December 31, 2016
			Gross	Gross
Securities Available for Sale	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of U.S. Government agencies and corporations
After one year but within five years	$19,495	$19,331	$13	$(177)
After five years but within ten years	17,000	16,468	-	(532)
	36,495	35,799	13	(709)
Obligations of state and political subdivisions
Within one year	2,819	2,820	2	(1)
After one year but within five years	13,268	13,240	39	(67)
After five years but within ten years	10,923	10,599	16	(340)
	27,010	26,659	57	(408)
Mortgage-backed securities	86,670	85,702	114	(1,082)
Equity securities	1,615	2,328	713	-
Total	$151,790	$150,488	$897	$(2,199)

Summary of Proceeds and Realized Gain/(Loss)

Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses:

(Dollars in thousands)	Years Ended December 31,
	2017	2016	2015
Gross proceeds from sales of securities	$21,799	$4,304	$53,213
Securities available for sale:
Gross realized gains from sold and called securities	$539	$139	$83
Gross realized losses from sold and called securities	(32)	(21)	(70)
Gross gains from business combinations	5	100	-

Schedule of Gross Unrealized Losses and Fair Value

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017:

	Unrealized Losses at December 31, 2017
	Less Than 12 Months			12 Months or More			Total
	Number			Number			Number
(Dollars in thousands)	of	Fair	Unrealized	of	Fair	Unrealized	of	Fair	Unrealized
	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
Obligations of U.S.
Government agencies
and corporations	5	$10,845	$(157)	15	$23,369	$(627)	20	$34,214	$(784)
Obligations of state and
political subdivisions	23	10,491	(70)	6	3,862	(108)	29	14,353	(178)
Mortgage-backed
securities	23	51,050	(518)	20	38,740	(955)	43	89,790	(1,473)
Total debt securities	51	72,386	(745)	41	65,971	(1,690)	92	138,357	(2,435)
Equity securities	1	9	-	1	4	-	2	13	-
Total temporarily
impaired
securities	52	$72,395	$(745)	42	$65,975	$(1,690)	94	$138,370	$(2,435)

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2016:

	Unrealized Losses at December 31, 2016
	Less Than 12 Months			12 Months or More			Total
	Number			Number			Number
(Dollars in thousands)	of	Fair	Unrealized	of	Fair	Unrealized	of	Fair	Unrealized
	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses
Obligations of U.S.
Government agencies
and corporations	21	$32,783	$(709)	0	$-	$-	21	$32,783	$(709)
Obligations of state and
political subdivisions	37	17,437	(406)	1	300	(2)	38	17,737	(408)
Mortgage-backed
securities	34	68,989	(1,082)	0	-	-	34	68,989	(1,082)
Total debt securities	92	119,209	(2,197)	1	300	(2)	93	119,509	(2,199)
Equity securities	0	-	-	1	4	-	1	4	-
Total temporarily
impaired
securities	92	$119,209	$(2,197)	2	$304	$(2)	94	$119,513	$(2,199)